Accounting Policies - Narrative (Details) - USD ($) $ in Millions			12 Months Ended
		Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2018
Significant Accounting Policies [Line Items]
Cumulative effect of accounting change		$ 3		$ 3
Impact of US Corporate Tax Rate Change on AOCI				0
Maturities of short term investments			3 months
Equity securities
Significant Accounting Policies [Line Items]
Available-for-sale Securities, Equity Securities	[1]	593		$ 593
Accounting Standards Update 2016-01 | Equity securities
Significant Accounting Policies [Line Items]
Cumulative effect of accounting change					$ (90)
Tax Cuts and Jobs Act of 2017 | Accounting Standards Update 2018-02
Significant Accounting Policies [Line Items]
Impact of US Corporate Tax Rate Change on AOCI		$ 99
Equity securities still owned | Accounting Standards Update 2016-01 | Equity securities
Significant Accounting Policies [Line Items]
Net holding gains (losses) on equity securities			$ (97)
Limited partnerships and similar investments | Accounting Standards Update 2016-01
Significant Accounting Policies [Line Items]
Cumulative effect of accounting change					$ (3)

[1]	As discussed in Note A — “Accounting Policies — Investments,” effective January 1, 2018, all equity securities other than those accounted for under the equity method are carried at fair value through net earnings.